Shareholder Report, Holdings (Details) - C000032307	Dec. 31, 2025
State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	25.30%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Uniform Mortgage-Backed Security, TBAFR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	43.80%
AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	25.30%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AssetAsset Backed
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 0.05%.